PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following at:

	December 31, 2025	December 31, 2024
Prepaid services with Fetch Compute	$1,241,690	$-
VAT receivable	747,890	542,840
Prepaid insurance	43,220	151,096
Security deposits	32,541	17,553
Prepaid software	19,194	12,685
Advanced payments to providers	8,418	67,973
Prepaid expenses and other current assets	$2,092,953	$792,147